Cover	May 12, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Registrant Name	SEMPRA
Entity Incorporation, State or Country Code	CA
Entity File Number	1-14201
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001032208
Amendment Flag	false
Southern California Gas Company [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Registrant Name	SOUTHERN CALIFORNIA GAS COMPANY
Entity Incorporation, State or Country Code	CA
Entity File Number	1-01402
Entity Tax Identification Number	95-1240705
Entity Address, Address Line One	555 West 5th Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90013
City Area Code	213
Local Phone Number	244-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092108
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Sempra Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Sempra 5.75% Junior Subordinated Notes Due 2079
Document Information [Line Items]
Title of 12(b) Security	Sempra 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE